Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-Based Compensation [Abstract]
Schedule of non-employee stock compensation

		6 months ended
		June 30, 2015
Name	Description	$ in period
Steven Girgenti	5,377 shares issued for services rendered to the board of directors	$10,000

Oscar Bronsther	6,085 shares issued for services rendered to the board of directors	$10,000

Lowell Rush	6,085 shares issued for services rendered to the board of directors	$10,000

Alvaro Pascual-Leone	1,844 shares issued for services rendered to the Scientific Advisory Board	$3,125

Jason Barton	1,901 shares issued for services rendered to the Scientific Advisory Board	$3,125

Jose Romano	1,901 shares issued for services rendered to the Scientific Advisory Board	$3,125

Josef Zihl	3,687 shares issued for services rendered to the Scientific Advisory Board	$6,250

Fountainhead Capital Mgmt	16,485 shares issued in accordance with the terms of the consulting agreement	$30,000

Acorn Management Partners	18,519 shares issued in relation to an investor advisory agreement	$33,333

Gordon Holmes	100,000 warrants issued in relation to investor advisory agreement	$4,492

Total Compensation		$113,450

Summary of outstanding rights, options and warrants

		Weighted average
		exercise price
STOCK WARRANTS:	Number of shares	per share
Outstanding at December 31, 2012	1,749,874	$3.03

Granted	-	-
Exercised	(341,941)	1.49
Cancelled or expired	(3,334)	10.50
Outstanding at December 31, 2013	1,404,599	$3.39

Granted	5,226,120	$2.61
Exercised	-	-
Cancelled or expired	(719,004)	$4.46
Outstanding at December 31, 2014	5,911,715	$2.57

		Weighted average
		exercise price
STOCK OPTIONS:	Number of shares	per share
Outstanding at December 31, 2012	5,557	$20.25

Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2013	5,557	$20.25

Granted	20,000	$2.00
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2014	25,557	$5.97

Schedule of assumptions used in calculations of the Black-Scholes option pricing model
	Six months ended June 30,
	2015	2014
Risk-free interest rates	1.07%	0.78%
Expected life	3 years	3 years
Expected dividends	0%	0%
Expected volatility	101%	75%
Vycor Common Stock fair value	$2.00	$2.05

	Year ended December 31,
	2014	2013
Risk-free interest rates	0.78%	0.42-1.60%
Expected life	3 years	3 years
Expected dividends	0%	0%
Expected volatility	75%	96-99%
Vycor Common Stock fair value	$2.05	$3.00-$4.50